Loans held-for-sale, by main loan categories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	$ 110,426	$ 354,468
Commercial Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	603	16,047
Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	0	78,140
Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	109,823	258,201
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	$ 0	$ 2,080